SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

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                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        VARIABLE SEPARATE ACCOUNT

             POLARIS CHOICE IV VARIABLE ANNUITY DATED MAY 2, 2016
            POLARIS PLATINUM III VARIABLE ANNUITY DATED MAY 2, 2016
         POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED MAY 2, 2016

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The following replaces the information under the heading Living Benefits in the table under STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX of the prospectus:


PROSPECTUS PROVISION    AVAILABILITY OR VARIATION                  ISSUE STATE
--------------------    -------------------------------------      -----------
Living Benefits	        Charge will be deducted pro-rata from      New York
                        Variable Portfolios only.                  Oregon
                                                                   Texas
                                                                   Washington

--------------------    -------------------------------------      ----------
Polaris Income Plus     Charge will be deducted pro-rata from	   Hawaii
Daily (only)            Variable Portfolios only.                  Missouri

--------------------    -------------------------------------      ----------




Dated: June 20, 2016


                 Please keep this Supplement with your Prospectus.